SHARE CAPITAL - Common Shares Issued and Outstanding (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity
Balance, beginning of year		$ 5,172.3	$ 4,219.9
Issued on vesting of restricted share units		0.0	0.0
Dividend reinvestment plan		0.7	0.5
Issued on exercise of warrants		0.1	0.0
Issued on exercise of share options		5.0	0.7
Increase (decrease) through issuance of flow-through shares			5.3
Acquisition of own shares, share cancellations and other adjustments (Note 30)		(28.8)
Balance, ending of year		5,203.2	$ 5,172.3
Monarch Gold Corporation
Equity
Issued on acquisition		61.2
Exploration Properties
Equity
Issued on acquisition		$ 3.1
Ordinary shares [member]
Number of common shares
Exercise of warrants (in shares)		44,000	0
Share capital
Equity
Balance, beginning of year		$ 7,648.9	$ 7,639.9
Issued on vesting of restricted share units		4.5	3.4
Dividend reinvestment plan		0.7	0.5
Issued on exercise of share options		0.0	0.9
Increase (decrease) through issuance of flow-through shares		0.0	5.3
Acquisition of own shares, share cancellations and other adjustments (Note 30)		(28.6)	(1.1)
Balance, ending of year		7,689.9	7,648.9
Share capital | Monarch Gold Corporation
Equity
Issued on acquisition		61.2	$ 0.0
Share capital | Exploration Properties
Equity
Issued on acquisition		$ 3.1
Share capital | Ordinary shares [member]
Number of common shares
Number of shares outstanding at beginning of period		952,621,000	950,435,000
Issued on vesting of restricted share units (in shares)		1,353,000	1,100,000
Dividend reinvestment plan (in shares)		147,000	70,000
Exercise of options and share appreciation rights (in shares)		0	167,000
Issuance of flow-through shares (in shares)		0	1,000,000
Cancellations of Ordinary Shares, Shares		(6,673,000)	(151,000)
Number of shares outstanding at end of period		959,806,000	952,621,000
Share capital | Ordinary shares [member] | Monarch Gold Corporation
Number of common shares
Issued as consideration in acquisition (in shares)		11,608,000	0
Share capital | Ordinary shares [member] | Exploration Properties
Number of common shares
Issued as consideration in acquisition (in shares)		706,000	0
Share capital | Ordinary shares [member] | Osisko Mining Corporation
Number of common shares
Cancellations of Ordinary Shares, Shares		(150,456)
Share capital | Yamana | Osisko Mining Corporation
Number of common shares
Cancellations of Ordinary Shares, Shares	(150,456)